Stockholders’ Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
6.	Stockholders’ Deficit

The Company’s authorized capital stock consists of 2,000,000,000 shares of common stock and 20,000,000 shares of preferred stock. At March 31, 2017, there were 93,561,615 shares of common stock issued and outstanding (at December 31, 2016: 35,644,874 shares of common stock issued and outstanding).

Capitalization

The Company is authorized to issue 2,000,000,000 shares of common stock, par value $0.0001, of which 93,561,615 shares are outstanding as at March 31, 2017. The Company is also authorized to issue 20,000,000 shares of preferred stock, par value $0.0001, of which 1,000,000 shares were outstanding as at March 31, 2017.

Common Stock

Holders of shares of common stock are entitled to one vote for each share on all matters to be voted on by the stockholders. Holders of common stock do not have cumulative voting rights.

Subject to preferences that may be applicable to any outstanding shares of preferred stock, the holders of common stock are entitled to share ratably in dividends, if any, as may be declared from time to time by the board of directors in its discretion from funds legally available therefor.

Holders of common stock have no pre-emptive rights to purchase the Company’s common stock. There are no conversion or redemption rights or sinking fund provisions with respect to the common stock. The Company may issue additional shares of common stock which could dilute its current shareholder's share value.

During the quarter ended March 31, 2017, the Company issued 4,000,000 shares of common stock to individuals as consideration for advisory and consultancy services amounting to $36,000 which were recorded at fair value. All services have been performed as of March 31, 2017.

During the quarter ended March 31, 2017, the Company issued 12,059,741 and 1,857,000 shares of common stock to individuals on conversion of convertible promissory notes amounting to $20,741 and $5,385, respectively.

During the quarter ended March 31, 2017, the Company issued 20,000,000 shares of common stock each to Rubin Schindermann and Alexander Starr as consideration to settle outstanding management fee in the amount of $50,000 each, which were recorded at fair value.

Shares to be issued represent 80,000 shares of common stock to be issued as compensation to advisers and consultants. These were recorded at fair value of $52,000, based on the market price of the Company’s stock on the date of issue.

Preferred Stock

Shares of preferred stock may be issued from time to time in one or more series as may be determined by the board of directors. The board of directors may fix the designation, powers, preferences and rights of the shares of each such series and the qualifications, limitations or restrictions thereof without any further vote or action by the stockholders of the Company, except that no holder of preferred stock shall have pre-emptive rights. Any shares of preferred stock so issued would typically have priority over the common stock with respect to dividend or liquidation rights. The board of directors does not at present intend to seek stockholder approval prior to any issuance of currently authorized stock, unless otherwise required by law or otherwise.

11.	STOCKHOLDERS’ DEFICIT

The Company’s authorized capital stock consists of 100,000,000 shares of common stock. At December 31, 2016, there were 35,644,874 shares of common stock issued and outstanding (at December 31, 2015: 20,650,000 shares of common stock issued and outstanding).

The Company has not declared any dividends in its fiscal year ended December 31, 2016 (December 31, 2015: $nil). Currently, the Company has no intention of paying cash dividends in the foreseeable future, but rather intends to use any future earnings for the development of its business in the foreseeable future.

Capitalization

The Company is authorized to issue 500,000,000 shares of common stock, par value $0.0001, of which 35,644,874 shares are outstanding as of December 31, 2016 and 20,000,000 shares of preferred stock, par value $0.0001, of which 1,000,000 were designated as Series ‘A’ Preferred Stock during the year. This Series ‘A’ preferred stock carry voting rights equal to a multiple of 2X the number of shares of Common Stock issued and outstanding that are entitled to vote on any matter requiring shareholder approval.

During the year ended December 31, 2016, the Company issued 500,000 shares of Series ‘A’ Preferred Stock each, to the two directors, as consideration for their services.

Common Stock

Holders of shares of common stock are entitled to one vote for each share on all matters to be voted on by the stockholders. Holders of common stock do not have cumulative voting rights.

Subject to preferences that may be applicable to any outstanding shares of preferred stock, the holders of common stock are entitled to share ratably in dividends, if any, as may be declared from time to time by the board of directors in its discretion from funds legally available therefor.

Holders of common stock have no pre-emptive rights to purchase the Company’s common stock. There are no conversion or redemption rights or sinking fund provisions with respect to the common stock. The Company may issue additional shares of common stock which could dilute its current shareholder’s share value.

On November 23, 2015, the Company issued 5,000,000 shares of common stock each to Rubin Schindermann and Alexander Starr as consideration to settle outstanding management fee in the amount of $50,000 each, which were recorded at fair value.

On November 25, 2015, the Company filed a registration statement on Form S-8 for 10,000,000 shares of common stock to be issued as compensation to officers, directors, employees, advisers and consultants. In December 2015, the Company issued 3,750,000 shares of common stock under the registration statement, as compensation for advisory and consultancy services amounting to $1,838,801, which were recorded at fair value. All services had been performed as of December 31, 2015.

On March 17, 2016, the Company issued 65,000 shares of common stock at a price of $0.50 per share for an aggregate price of $32,500 in cash. Proceeds of $12,500 were received during the year ended December 31, 2015 and proceeds of $20,000 were received during the year ended December 31, 2016.

During the year ended December 31, 2016, the Company issued 13,845,000 shares of common stock to individuals as consideration for advisory and consultancy services amounting to $1,387,640 which were recorded at fair value. All services have been performed as of December 31, 2016.

During the year ended December 31, 2016, the Company issued 1,500,000 and 584,874 shares of common stock to individuals on conversion of convertible promissory notes amounting to $38,250 and $5,231, respectively.

Shares to be issued represent 80,000 shares of common stock to be issued as compensation to advisers and consultants. These were recorded at fair value of $52,000, based on the market price of the Company’s stock on the date of issue.

Preferred Stock

Shares of preferred stock may be issued from time to time in one or more series as may be determined by the board of directors. The board of directors may fix the designation, powers, preferences and rights of the shares of each such series and the qualifications, limitations or restrictions thereof without any further vote or action by the stockholders of the Company, except that no holder of preferred stock shall have pre-emptive rights. Any shares of preferred stock so issued would typically have priority over the common stock with respect to dividend or liquidation rights. The board of directors does not at present intend to seek stockholder approval prior to any issuance of currently authorized stock, unless otherwise required by law or otherwise.